First Investors Life Insurance Company
110 Wall Street
New York, NY 10005

May 6, 2010

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	First Investors Life Variable Annuity Fund D (the “Registrant”) – Post-Effective Amendment No. 17 to the Registration Statement on Form N-4 (File Nos. 333-26341 and 811-08205)

Ladies and Gentlemen:

On behalf of the Registrant, I certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Act”), that:

(1)
The form of Prospectus and Statement of Additional Information that would have been filed pursuant Rule 497(c) under the Act would not have differed from that contained in Post-Effective Amendment No. 17 to the Registrant’s above-referenced Registration Statement on Form N-4, the most recent Post-Effective Amendment filed with the Securities and Exchange Commission (the “SEC”); and

(2)	The text of Post-Effective Amendment No. 17 was filed electronically with the SEC.

Should you have any questions regarding this letter, please do not hesitate to call me at (212) 858-8265.

Very truly yours, /s/Joanne McIntosh Joanne McIntosh Senior Counsel